CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,268,512	$ 183,917	¥ 5,208,967
Restricted cash	20,574	2,983	500
Short-term bank deposits, net	7,084,879	1,027,211	4,022,119
Receivables from online payment platforms	3,000	435	10,006
Short-term investments	2,434,864	353,022	3,621,637
Accounts and notes receivable, net	51,381	7,450	14,024
Inventories	130,901	18,979	589,088
Amounts due from related parties	5,112	741	1,936
Prepayments and other current assets, net	198,932	28,842	482,659
Total current assets	11,198,155	1,623,580	13,950,936
Non-current assets
Property, equipment and leasehold improvement, net	87,871	12,740	143,155
Intangible assets, net	7,552	1,095	8,366
Long-term investments, net	8,000	1,160	12,000
Deferred tax assets, net	63,894	9,264	20,856
Right-of-use assets, net	75,008	10,875	176,258
Long-term bank deposits, net	1,515,428	219,716	2,004,593
Long-term investment securities, net	3,409,458	494,325
Other non-current assets, net	13,458	1,951	48,961
Total non-current assets	5,180,669	751,126	2,414,189
Total assets	16,378,824	2,374,706	16,365,125
Current liabilities
Accounts and notes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB1,288,845 and RMB 268,761 as of December 31, 2021 and 2022, respectively)	269,346	39,052	1,288,845
Contract liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB286,651 and RMB3,829 as of December 31, 2021 and 2022, respectively)	75,226	10,907	286,651
Salary and welfare benefits payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB107,614 and RMB53,438 as of December 31, 2021 and 2022, respectively)	127,749	18,522	170,393
Taxes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB590,718 and RMB93,700 as of December 31, 2021 and 2022, respectively)	109,676	15,902	597,761
Accrued expenses and other current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB304,594 and RMB132,762 as of December 31, 2021 and 2022, respectively)	161,455	23,409	313,396
Amounts due to related parties (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil and RMB423 as of December 31, 2021 and 2022, respectively)	423	61
Lease liabilities - current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB80,319 and RMB36,905 as of December 31, 2021 and 2022, respectively)	45,955	6,663	80,582
Total current liabilities	789,830	114,516	2,737,628
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB4,513 and RMB8,653 as of December 31, 2021 and 2022, respectively)	8,653	1,255	4,513
Lease liabilities - non-current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB102,830 and RMB30,593 as of December 31, 2021 and 2022, respectively)	39,968	5,795	104,232
Total noncurrent liabilities	48,621	7,050	108,745
Total liabilities	838,451	121,566	2,846,373
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.00001 par value; 15,000,000,000 shares authorized; 1,570,790,570 shares issued and 1,565,730,837 shares outstanding as of December 31, 2021; 1,570,790,570 shares issued and 1,528,356,928 shares outstanding as of December 31, 2022)	104	15	103
Treasury stock	(627,886)	(91,035)	(127,516)
Additional paid-in capital	12,062,278	1,748,866	11,881,023
Statutory reserves	27,811	4,032	2,319
Retained earnings	3,324,616	482,024	1,908,889
Accumulated other comprehensive (loss)/income	782,137	113,399	(149,866)
Total RLX Technology Inc. shareholders' equity	15,569,060	2,257,301	13,514,952
Noncontrolling interests	(28,687)	(4,161)	3,800
Total shareholders' equity	15,540,373	2,253,140	13,518,752
Total liabilities and shareholders' equity	¥ 16,378,824	$ 2,374,706	¥ 16,365,125